Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund V
Entity Central Index Key	0001549548
Document Period End Date	Jun. 30, 2024
C000116776 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Managed Futures Strategy Fund
Class Name	First Trust Managed Futures Strategy Fund
Trading Symbol	FMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Futures Strategy Fund	$49	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95% [1]
Net Assets	$ 138,557,945
Holdings Count | Holding	71
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$138,557,945
Total number of portfolio holdings	71
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	60.7%
Money Market Funds	32.0%
Net Other Assets and Liabilities(1)	7.3%
Total	100.0%
(1)  Includes variation margin on futures contracts.
(2)  Futures exposure is calculated on the notional value as a percentage of total notional exposure.

[1]	Annualized.